Employee benefits - Actuarial assumptions (Details)	Dec. 31, 2022	Dec. 31, 2021
Actuarial assumption of discount rates | Bottom of range
Statement [line items]
Discount rate	1.40%	0.82%
Actuarial assumption of discount rates | Top of range
Statement [line items]
Discount rate	1.41%	0.85%
Actuarial assumption of expected rates of salary increases
Statement [line items]
Rate of increase in compensation levels	3.00%	3.00%